Note 22. Condensed Consolidating Financial Statements and Thermadyne Holdings Corporation (Parent) Financial Information	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

22. Condensed Consolidating Financial Statements and Thermadyne Holdings Corporation (Parent) Financial Information

The 9% Senior Secured Notes due 2017 are obligations of, and were issued by, Thermadyne Holdings Corporation. Thermadyne Holdings Corporation’s (parent only) assets at December 31, 2011 are its investments in its subsidiaries and its liabilities are the Senior Secured Notes due 2017.  Each guarantor is wholly owned by Thermadyne Holdings Corporation.  Successor’s management has determined the most appropriate presentation is to “push down” the Senior Secured Notes due 2017 to the guarantors in the accompanying condensed financial information, as such entities fully and unconditionally guarantee the Senior Secured Notes due 2017, and these subsidiaries are jointly and severally liable for all payment under these notes.  The Senior Secured Notes due 2017 were issued to finance the Acquisition of the Company along with new stockholders’ equity.  The guarantor subsidiaries’ cash flow will service the debt.

The following financial information presents the guarantors and non-guarantors of the 9% Senior Secured Notes due 2017 in accordance with Rule 3-10 of Regulation S-X. The condensed consolidating financial information includes the accounts of Thermadyne Holding Corporation (parent only), and the combined accounts of guarantor subsidiaries and combined accounts of the non-guarantor subsidiaries for the periods indicated. Separate financial statements of the Parent and each of the guarantor subsidiaries are not presented because management has determined such information is not material in assessing the financial condition, cash flows or results of operations of the Company and its subsidiaries. This information was prepared on the same basis as the consolidated financial statements. The Company’s Australian subsidiary is included as a guarantor for all years presented.  With respect to the non-guarantor subsidiaries, approximately 70% of the assets and the sales have been pledged to the guarantor subsidiaries to the holder of the Senior Secured Notes.

THERMADYNE HOLDINGS CORPORATION

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

(In thousands)

	Parent
	Thermadyne
	Holdings		Non-
	Corporation	Guarantors	Guarantors	Eliminations	Consolidated

Net sales	$ -	$ 390,491	$ 96,937	$ -	$ 487,428
Cost of goods sold	-	251,076	78,553	-	329,629
Gross margin	-	139,415	18,384	-	157,799

Selling, general and administrative expenses	-	89,837	15,449	-	105,286
Amortization of intangibles	-	6,296	-	-	6,296
Restructuring	-	5,404	-	-	5,404
Operating income (loss)	-	37,878	2,935	-	40,813

Other income (expense):
Interest, net	-	(24,405)	(130)	-	(24,535)
Amortization of deferred financing costs	-	(1,711)	-	-	(1,711)
Equity in net income (loss) of subsidiaries	6,741	-	-	(6,741)	-
Income (loss) before income tax provision	6,741	11,762	2,805	(6,741)	14,567

Income tax provision	-	6,726	1,100	-	7,826

Net income (loss)	$ 6,741	$ 5,036	$ 1,705	$ (6,741)	$ 6,741

THERMADYNE HOLDINGS CORPORATION

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

DECEMBER 3, 2010 THROUGH DECEMBER 31, 2010

(In thousands)

	Parent
	Thermadyne
	Holdings		Non-
	Corporation	Guarantors	Guarantors	Eliminations	Consolidated

Net sales	$ -	$ 29,215	$ 5,137	$ (5,689)	$ 28,663
Cost of goods sold	-	23,778	3,877	(5,745)	21,910
Gross margin	-	5,437	1,260	56	6,753

Selling, general and administrative expenses	-	17,056	1,988	-	19,044
Amortization of intangibles	-	531	-	-	531
Operating income (loss)	-	(12,150)	(728)	56	(12,822)

Other income (expense):
Interest, net	(1,107)	(1,164)	(2)	-	(2,273)
Amortization of deferred financing costs	-	(170)	-	-	(170)
Equity in net income (loss) of subsidiaries	(13,573)	-	-	13,573	-
Income (loss) before income tax provision	(14,680)	(13,484)	(730)	13,629	(15,265)

Income tax provision	-	(516)	(69)	-	(585)

Net income (loss)	$ (14,680)	$ (12,968)	$ (661)	$ 13,629	$ (14,680)

THERMADYNE HOLDINGS CORPORATION

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

JANUARY 1, 2010 THROUGH DECEMBER 2, 2010

(In thousands)

	Parent
	Thermadyne
	Holdings		Non-
	Corporation	Guarantors	Guarantors	Eliminations	Consolidated

Net sales	$ -	$ 399,165	$ 57,049	$ (68,976)	$ 387,238
Cost of goods sold	-	283,764	41,770	(68,586)	256,948
Gross margin	-	115,401	15,279	(390)	130,290

Selling, general and administrative expenses	682	80,677	9,692	(909)	90,142
Amortization of intangibles	-	2,515	-	-	2,515
Operating income (loss)	(682)	32,209	5,587	519	37,633

Other income (expense):
Interest, net	(17,036)	(3,459)	(30)	-	(20,525)
Amortization of deferred financing costs	(457)	(461)	-	-	(918)
Equity in net income (loss) of subsidiaries	24,311	-	-	(24,311)	-
Loss on debt extinguishment	-	(1,867)	-	-	(1,867)
Income (loss) before income tax provision	6,136	26,422	5,557	(23,792)	14,323

Income tax provision	-	6,580	1,607	-	8,187

Net income (loss)	$ 6,136	$ 19,842	$ 3,950	$ (23,792)	$ 6,136

THERMADYNE HOLDINGS CORPORATION

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2009

(In thousands)

	Parent
	Thermadyne
	Holdings		Non-
	Corporation	Guarantors	Guarantors	Eliminations	Consolidated

Net sales	$ -	$ 355,864	$ 29,111	$ (37,320)	$ 347,655
Cost of goods sold	-	260,367	22,721	(38,045)	245,043
Gross margin	-	95,497	6,390	725	102,612

Selling, general and administrative expenses	(578)	73,931	6,886	-	80,239
Amortization of intangibles	-	2,693	-	-	2,693
Operating income (loss)	578	18,873	(496)	725	19,680

Other income (expense):
Interest, net	(17,176)	(3,750)	76	-	(20,850)
Amortization of deferred financing costs	(531)	(521)	-	-	(1,052)
Equity in net income (loss) of subsidiaries	21,164	-	-	(21,164)	-
Settlement of retiree medical obligations	-	5,863	-	-	5,863
Other	147	-	-	-	147
Income (loss) from continuing operations before income
tax provision and discontinued operations	4,182	20,465	(420)	(20,439)	3,788

Income tax provision	-	2,089	568	-	2,657
Income (loss) from continuing operations	4,182	18,376	(988)	(20,439)	1,131

Gain from discontinued operations, net of tax	-	1,954	1,097	-	3,051

Net income (loss)	$ 4,182	$ 20,330	$ 109	$ (20,439)	$ 4,182

THERMADYNE HOLDINGS CORPORATION

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2011

(In thousands)

	Parent
	Thermadyne
	Holdings		Non-
	Corporation	Guarantors	Guarantors	Eliminations	Consolidated

ASSETS
Current Assets:
Cash and cash equivalents	$ -	$ 15,298	$ 5,558	$ -	$ 20,856
Accounts receivable, net	-	56,893	11,677	-	68,570
Inventories	-	85,345	10,666	-	96,011
Prepaid expenses and other	-	7,057	4,915	-	11,972
Deferred tax assets	-	2,823	-	-	2,823
Total current assets	-	167,416	32,816	-	200,232
Property, plant and equipment, net	-	61,971	11,890	-	73,861
Deferred financing fees	-	13,416	-	-	13,416
Other assets	-	502	-	-	502
Goodwill	-	182,429	-	-	182,429
Intangibles, net	-	136,515	3,750	-	140,265
Investment in and advances to subsidiaries	191,135	79,232	-	(270,367)	-
Total assets	$ 191,135	$ 641,481	$ 48,456	$ (270,367)	$ 610,705

LIABILITIES AND SHAREHOLDER'S EQUITY (DEFICIT)
Current Liabilities:
Current maturities of long-term obligations	$ -	$ 1,276	$ 439	$ -	$ 1,715
Accounts payable	-	23,299	6,406	-	29,705
Accrued and other liabilities	-	38,120	5,440	-	43,560
Accrued interest	-	1,081	-	-	1,081
Income taxes payable	-	1,929	946	-	2,875
Deferred tax liability	-	3,584	-	-	3,584
Total current liabilities	-	69,289	13,231	-	82,520
Long-term obligations, less current maturities	-	263,246	361	-	263,607
Deferred tax liabilities	-	78,927	-	-	78,927
Other long-term liabilities	-	16,184	1,897	-	18,081
Net equity (deficit) and advances to / from subsidiaries	23,565	108,505	(39,149)	(92,921)	-
Stockholder's equity (deficit):
Common stock	-	2,555	55,145	(57,700)	-
Additional paid-in-capital	177,790	111,207	15,456	(126,663)	177,790
Accumulated deficit	(7,939)	(323)	1,044	(721)	(7,939)
Accumulated other comprehensive income (loss)	(2,281)	(8,109)	471	7,638	(2,281)
Total stockholder's equity (deficit)	167,570	105,330	72,116	(177,446)	167,570

Total liabilities and stockholder's equity (deficit)	$ 191,135	$ 641,481	$ 48,456	$ (270,367)	$ 610,705

THERMADYNE HOLDINGS CORPORATION

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2010

(In thousands)

	Parent
	Thermadyne
	Holdings		Non-
	Corporation	Guarantors	Guarantors	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$ -	$ 18,692	$ 3,707	$ -	$ 22,399
Trusteed assets	183,685	-	-	-	183,685
Accounts receivable, net	-	51,592	11,320	-	62,912
Inventories	-	75,391	10,049	-	85,440
Prepaid expenses and other	725	6,719	3,866	-	11,310
Deferred tax assets	-	2,644	-	-	2,644
Total current assets	184,410	155,038	28,942	-	368,390
Property, plant and equipment, net	-	69,126	5,212	-	74,338
Deferred financing fees	-	15,127	-	-	15,127
Other assets	-	1,632	-	-	1,632
Goodwill	-	182,841	-	-	182,841
Intangibles, net	-	145,662	-	-	145,662
Investment in and advances to subsidiaries	163,876	79,232	-	(243,108)	-
Total assets	$ 348,286	$ 648,658	$ 34,154	$ (243,108)	$ 787,990

LIABILITIES AND SHAREHOLDER'S EQUITY (DEFICIT)
Current Liabilities:
Senior subordinated notes due 2014	$ 176,095	$ -	$ -	$ -	$ 176,095
Current maturities of long-term obligations	-	2,006	201	-	2,207
Accounts payable	-	22,137	4,839	-	26,976
Accrued and other liabilities	-	36,159	4,833	-	40,992
Accrued interest	8,062	1,122	-	-	9,184
Income taxes payable	-	3,327	433	-	3,760
Deferred tax liability	-	6,014	-	-	6,014
Total current liabilities	184,157	70,765	10,306	-	265,228
Long-term obligations, less current maturities	-	264,238	326	-	264,564
Deferred tax liabilities	-	78,743	-	-	78,743
Other long-term liabilities	-	13,551	1,108	-	14,659
Net equity (deficit) and advances to / from subsidiaries	725	210,319	3,291	(214,335)	-
Stockholder's equity (deficit):
Common stock	-	-	-	-	-
Additional paid-in-capital	176,035	-	-	-	176,035
Accumulated deficit	(14,680)	(12,968)	(661)	13,629	(14,680)
Accumulated other comprehensive income (loss)	2,049	24,010	19,784	(42,402)	3,441
Total stockholder's equity (deficit)	163,404	11,042	19,123	(28,773)	164,796

Total liabilities and stockholder's equity (deficit)	$ 348,286	$ 648,658	$ 34,154	$ (243,108)	$ 787,990

THERMADYNE HOLDINGS CORPORATION

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2011

(In thousands)

	Parent
	Thermadyne
	Holdings		Non-
	Corporation	Guarantors	Guarantors	Eliminations	Consolidated

Cash flows from operating activities:
Net cash provided by (used in) operating activities	$ (26)	$ 16,575	$ 4,892	$ (14,350)	$ 7,091

Cash flows from investing activities:
Capital expenditures	-	(5,130)	(9,694)	-	(14,824)
Other	-	(899)	-	-	(899)
Net cash provided by (used in) investing activities	-	(6,029)	(9,694)	-	(15,723)

Cash flows from financing activities:
Repurchase of Senior Subordinated Notes	(176,095)	-	-	-	(176,095)
Repayments of other long-term obligations	-	(1,713)	270	-	(1,443)
Trusteed assets	183,685	-	-	-	183,685
Changes in net equity	(8,749)	(12,104)	6,503	14,350	-
Other, net	1,185	-	-	-	1,185
Net cash provided by (used in) financing activities	26	(13,817)	6,773	14,350	7,332

Effect of exchange rate changes on cash and cash equivalents	-	(123)	(120)	-	(243)

Total increase (decrease) in cash and cash equivalents	-	(3,394)	1,851	-	(1,543)
Total cash and cash equivalents beginning of period	-	18,692	3,707	-	22,399
Total cash and cash equivalents end of period	$ -	$ 15,298	$ 5,558	$ -	$ 20,856

THERMADYNE HOLDINGS CORPORATION

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

DECEMBER 3, 2010 THROUGH DECEMBER 31, 2010

(In thousands)

	Parent
	Thermadyne
	Holdings		Non-
	Corporation	Guarantors	Guarantors	Eliminations	Consolidated

Cash flows from operating activities:
Net cash provided by (used in) operating activities	$ (11,117)	$ (9,374)	$ (795)	$ 13,629	$ (7,657)

Cash flows from investing activities:
Capital expenditures	-	(1,179)	(670)	-	(1,849)
Other	-	(188)	-	-	(188)
Net cash used in investing activities	-	(1,367)	(670)	-	(2,037)

Cash flows from financing activities:
Repayments under Working Capital Facility	-	(3,347)	-	-	(3,347)
Issuance of Senior Secured Notes due 2017	260,000	-	-	-	260,000
Repayments of Second Lien Facility and other	-	(1,219)	(21)	-	(1,240)
Initial investment by purchasers (exclude
subscription receivable)	175,285	-	-	-	175,285
Purchase of Predecessor common stock	(213,926)	-	-	-	(213,926)
Trusteed assets	(183,672)	-	-	-	(183,672)
Payment of Predecessor change in control expenditures	-	(7,525)	-	-	(7,525)
Deferred Financing fees	(13,208)	(1,515)	-	-	(14,723)
Changes in net equity	(13,362)	27,380	(389)	(13,629)	-
Net cash provided by (used in) financing activities	11,117	13,774	(410)	(13,629)	10,852

Effect of exchange rate changes on cash and cash equivalents	-	415	54	-	469

Total increase (decrease) in cash and cash equivalents	-	3,448	(1,821)	-	1,627
Total cash and cash equivalents beginning of period	-	15,244	5,528	-	20,772
Total cash and cash equivalents end of period	$ -	$ 18,692	$ 3,707	$ -	$ 22,399

THERMADYNE HOLDINGS CORPORATION

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

JANUARY 1, 2010 THROUGH DECEMBER 2, 2010

(In thousands)

	Parent
	Thermadyne
	Holdings		Non-
	Corporation	Guarantors	Guarantors	Eliminations	Consolidated

Cash flows from operating activities:
Net cash provided by (used in) operating activities	$ 3,832	$ 65,223	$ (135)	$ (23,792)	$ 45,128

Cash flows from investing activities:
Capital expenditures	-	(6,028)	(471)	-	(6,499)
Other	-	(774)	433	-	(341)
Net cash used in investing activities	-	(6,802)	(38)	-	(6,840)

Cash flows from financing activities:
Net issuance of Working Capital Facility	-	(6,296)	-	-	(6,296)
Repayments of Second Lien Facility and other	-	(26,533)	(174)	-	(26,707)
Exercise of employee stock purchases	167	-	-	-	167
Changes in net equity	(3,999)	(22,554)	2,761	23,792	-
Net cash provided by (used in) financing activities	(3,832)	(55,383)	2,587	23,792	(32,836)

Effect of exchange rate changes on cash and cash equivalents	-	466	(32)	-	434

Total increase in cash and cash equivalents	-	3,504	2,382	-	5,886
Total cash and cash equivalents beginning of period	-	11,740	3,146	-	14,886
Total cash and cash equivalents end of period	$ -	$ 15,244	$ 5,528	$ -	$ 20,772

THERMADYNE HOLDINGS CORPORATION

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2009

(In thousands)

	Parent
	Thermadyne
	Holdings		Non-
	Corporation	Guarantors	Guarantors	Eliminations	Consolidated
Cash flows from continuing operations:
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$ 3,790	$ 36,640	$ 1,513	$ (20,439)	$ 21,504

Cash flows from investing activities:
Capital expenditures	-	(7,669)	(26)	-	(7,695)
Other	-	(264)	(97)	-	(361)
Net cash used in investing activities	-	(7,933)	(123)	-	(8,056)

Cash flows from financing activities:
Net issuance of Working Capital Facility	-	(22,888)	-	-	(22,888)
Repurchase of Notes	(2,632)	-	-	-	(2,632)
Borrowings of Second Lien Facility and other	-	25,075	-	-	25,075
Repayments of Second Lien Facility and other	1,565	(17,111)	(277)	-	(15,823)
Exercise of employee stock purchases	114	-	-	-	114
Changes in net equity and advances to / from
discontinued operations	(5,150)	(9,031)	(3,719)	20,439	2,539
Termination payment from derivative counterparty	2,313	-	-	-	2,313
Other	-	(925)	-	-	(925)
Net cash provided by (used in) financing activities	(3,790)	(24,880)	(3,996)	20,439	(12,227)

Effect of exchange rate changes on cash and cash equivalents	-	1,612	137	-	1,749

Net cash provided by (used in) continuing operations	-	5,439	(2,469)	-	2,970

Cash flows from discontinued operations:
Net cash used in discontinued operations	-	-	(585)	-	(585)

Total increase (decrease) in cash and cash equivalents	-	5,439	(3,054)	-	2,385
Total cash and cash equivalents beginning of period	-	6,301	6,200	-	12,501
Total cash and cash equivalents end of period	$ -	$ 11,740	$ 3,146	$ -	$ 14,886